Note 23 - Reportable Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

Note 19.  Reportable Segments

The Company has two reportable segments: (i) e-Commerce Operations, which involves acquiring and leasing, primarily an e-commerce platform to collaborate with businesses to optimize their ability to sell their goods online, domestically, and internationally, and enabling customers and partners to optimize their e-commerce presence and revenue, and other related businesses and (ii) Healthcare Operations, which provides TPA, data management, COVID-19 related diagnostics and vaccinations, prescription pharmaceuticals, compounded medications, telepharmacy services, anti-retroviral medications, medication therapy management, the supply of prescription medications to long-term care facilities, medication adherence packaging, contracted pharmacy services for 340B covered entities under the 340B Drug Discount Pricing Program, and health practice risk management.

The Company evaluates the performance of each of the segments based on profit or loss after general and administrative expenses. While the Company believes there are synergies between the two business segments, the segments are managed separately because each requires different business strategies.

The following tables present a summary of the reportable segments (in thousands):

For the Three Months Ended March 31, 2024	e-Commerce Operations	Healthcare Operations	Eliminations	Total
Pharmacy prescription and other revenue, net of PBM fees	$—	$11,324	$—	$11,324
e-Commerce revenue	2,865	—	—	2,865
Pharmacy 340B contract revenue	—	3,304	—	3,304
Revenues, net	$2,865	$14,628	$—	$17,493

Expenses:
Cost of revenue	2,060	10,623	—	12,683
Selling, general and administrative	1,166	899	(60)	2,005
Salaries, wages and payroll taxes	508	2,116	—	2,624
Impairment loss	—	132	—	132
Professional fees	507	478	—	985
Depreciation and amortization	130	776	—	906
	4,371	15,024	(60)	19,335
Loss before other (income) expense	(1,506)	(396)	60	(1,842)
Other (expense) income	(203)	(25)	(60)	(168)
Loss before income taxes	(1,303)	(371)	—	(1,674)
Income taxes	(27)	—	—	(27)
Net loss	$(1,330)	$(371)	$—	$(1,701)

For the Three Months Ended March 31, 2023	e-Commerce Operations	Healthcare Operations	Eliminations	Total
Pharmacy prescription and other revenue, net of PBM fees	$—	$—	$—	$—
e-Commerce revenue	2,876	—	—	2,876
Pharmacy 340B contract revenue	—	—	—	—
Revenues, net	$2,876	$—	$—	$2,876

Expenses:
Cost of revenue	2,255	—	—	2,255
Selling, general and administrative	788	—	—	788
Salaries, wages and payroll taxes	588	—	—	588
Professional fees	321	—	—	321
Depreciation and amortization	162	—	—	162
	4,114	—	—	4,114
Loss before other (income) expense	(1,238)	—	—	(1,238)
Other (expense) income	(83)	—	—	(83)
Loss before income taxes	(1,155)	—	—	(1,155)
Income taxes	—	—	—	—
Loss before equity method investment	(1,155)	—	—	(1,155)
Equity in net loss of affiliate	(32)	—	—	(32)
Net loss	$(1,187)	$—	$—	$(1,187)

	e-Commerce Operations	Healthcare Operations	Eliminations	Total
Total assets as of March 31, 2024	$40,342	$41,398	$(16,679)	$65,061

Total assets as of December 31, 2023	$40,764	$40,384	$(16,679)	$64,469

Note 23.  Reportable Segments

The Company has two reportable segments: (i) e-Commerce Operations, which involves acquiring and leasing, primarily an e-commerce platform to collaborate with businesses to optimize their ability to sell their goods online, domestically, and internationally, and enabling customers and partners to optimize their e-commerce presence and revenue, and other related businesses and (ii) Healthcare Operations, which provides TPA, data management, COVID-19 related diagnostics and vaccinations, prescription pharmaceuticals, compounded medications, telepharmacy services, anti-retroviral medications, medication therapy management, the supply of prescription medications to long-term care facilities, medication adherence packaging, contracted pharmacy services for 340B covered entities under the 340B Drug Discount Pricing Program, and health practice risk management.

The Company evaluates the performance of each of the segments based on profit or loss after general and administrative expenses. While the Company believes there are synergies between the two business segments, the segments are managed separately because each requires different business strategies.

The following tables present a summary of the reportable segments (in thousands):

For the Twelve Months Ended December 31, 2023	e-Commerce Operations	Healthcare Operations	Eliminations	Total
Pharmacy prescription and other revenue, net of PBM fees	$—	$21,412	$—	$21,412
e-Commerce revenue	10,977	—	—	10,977
Pharmacy 340B contract revenue	—	5,367	—	5,367
Revenues, net	$10,977	$26,779	$—	$37,756

Expenses:
Cost of revenue	8,122	18,323	—	26,445
Selling, general and administrative	6,633	3,277	—	9,910
Salaries, wages and payroll taxes	2,670	3,973	—	6,643
Goodwill impairment	—	13,895	—	13,895
Professional fees	1,595	506	(120)	1,981
Depreciation and amortization	647	1,463	—	2,110
Total expenses	19,667	41,437	(120)	60,984
Loss before other (income) expense	$(8,690)	$(14,658)	$120	$(23,228)

For the Twelve Months Ended December 31, 2022	e-Commerce Operations	Healthcare Operations	Eliminations	Total
Pharmacy prescription and other revenue, net of PBM fees	$—	$—	$—	$—
e-Commerce revenue	11,710	—	—	11,710
Pharmacy 340B contract revenue	—	—	—	—
Revenues, net	$11,710	$—	$—	$11,710

Expenses:
Cost of revenue	9,221	—	—	9,221
Selling, general and administrative	5,085	—	—	5,085
Salaries, wages and payroll taxes	2,565	—	—	2,565
Professional fees	1,552	—	—	1,552
Depreciation and amortization	490	—	—	490
Total expenses	18,913	—	—	18,913
Loss before other (income) expense	$(7,203)	$—	$—	$(7,203)

	e-Commerce Operations	Healthcare Operations	Eliminations	Total
Total assets as of December 31, 2023	$40,764	$40,384	$(16,679)	$64,469

Total assets as of December 31, 2022	$28,644	$—	$—	$28,644

Capital expenditures for the year ended December 31, 2023 were approximately  $109,000 for e-Commerce Operations and $538,000 for Healthcare Operations.